Note 5 - Lease Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
5.
LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	June 30, 2020			December 31, 2019
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$3,186,889	$(2,667,835)	$519,054	$4,360,027	$(3,283,027)	$1,077,000
Leasing costs	1,800,922	(1,500,149)	300,773	2,937,976	(2,002,711)	935,265
Above-market leases	333,485	(266,080)	67,405	333,485	(240,739)	92,746
	$5,321,296	$(4,434,064)	$887,232	$7,631,488	$(5,526,477)	$2,105,011

As of
June 30, 2020
there were
no
gross lease intangible assets included in real estate assets held for sale. As of
December
31,
2019,
there was
$2.3
 million gross lease intangible assets included in real estate assets held for sale, with
$1.4
 million of accumulated amortization related to the lease intangible assets netted against real estate assets held for sale.

The net value of acquired intangible liabilities was
$226,000
and
$310,000
relating to below-market leases as of
June 30, 2020
and
December
31,
2019,
respectively.

Future aggregate approximate amortization expense for the Company's lease intangible assets is as follows:

Nine months remaining in 2020	$265,169
Years ending December 31:
2021	372,484
2022	202,479
2023	17,663
2024	17,663
Thereafter	11,774
Total	$887,232

The weighted average remaining amortization period of the intangible assets as of
June 30, 2020
is
1.7
years.

5.
LEASE INTANGIBLES

Lease intangibles consist of the following:

	December 31, 2019			December 31, 2018
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$4,360,027	$(3,283,027)	$1,077,000	$4,958,477	$(3,467,781)	$1,490,696
Leasing costs	2,937,976	(2,002,711)	935,265	3,628,080	(2,405,514)	1,222,566
Above-market leases	333,485	(240,739)	92,746	439,878	(291,666)	148,212
	$7,631,488	$(5,526,477)	$2,105,011	$9,026,435	$(6,164,961)	$2,861,474

As of
December
31,
2019
and
2018,
gross lease intangible assets of
$2.3
 million and
$2.5
 million, respectively, were included in real estate assets held for sale. As of
December
31,
2019
and
2018,
accumulated amortization related to the lease intangible assets of
$1.4
 million and
$1.5
 million, respectively, were included in real estate assets held for sale.

The net value of acquired intangible liabilities was
$310,000
and
$496,000
relating to below-market leases as of
December
31,
2019
and
2018,
respectively.

Aggregate approximate amortization expense for the Company's lease intangible assets is as follows:

Year ending December 31,
2020	$687,974
2021	510,215
2022	360,116
2023	173,785
2024	118,989
Thereafter	253,932
Total	$2,105,011

The weighted average amortization period for the intangible assets as of
December
31,
2019
was approximately
2.6
years. Lease intangible assets are amortized over the term of the related lease and included as a reduction of rental income in the Statement of Operations.